SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 28, 2013
Accounting Policies [Abstract]
Depreciation and Amortization, Estimated Useful Lives of Assets
Depreciation and amortization are provided using straight-line methods over the estimated useful lives of the assets as follows:

Useful Life (Years)
Land improvements	10 —20
Buildings	40
Machinery and equipment	3 — 15
Computer software	3 — 5